ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2


                                                            --------------------------------------------
                            UNITED STATES                                      OMB APPROVAL
                                                                               ------------
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549               OMB Number:                        3235-0456
                                                            Expires:                     August 31, 2000
                             FORM 24F-2                     Estimated average burden
                  ANNUAL NOTICE OF SECURITIES SOLD          hours per response. . . .. . . . . . . . . 1
                       PURSUANT TO RULE 24F-2
                                                            ---------------------------------------------

             Read instructions at end of Form before preparing Form.


1.       Name and address of issuer:

                 The Kaufmann Fund, Inc.
                 140 East 45th Street, 43rd Floor
                 New York, NY  10017

-------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

-------------------------------------------------------------------------------
3.       Investment Company Act File Number:
                 811-1586
         Securities Act File Number:
                 2-28049

-------------------------------------------------------------------------------
4(a).    Last day of fiscal year for which this Form is filed:

                                December 31, 1999

-------------------------------------------------------------------------------
4(b).    [ X ]   Check box if this Form is being filed late (i.e., more than
                 90 calendar days after the end of the issuer's fiscal year).
                     (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------
4(c).    [    ]  Check box if this is the last time the issuer will be filing this Form.

-------------------------------------------------------------------------------

5.       Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                                                              $     230,749,949
         (ii)    Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                                      $(2,001,045,329)
         (iii)   Aggregate price of securities                         ---------------
                 redeemed or repurchased during any
                 prior fiscal year ending no
                 earlier than October 11, 1995 that
                 were not previously used to
                 reduce registration fees
                 payable to the Commission:                            $(1,376,710,227)
                                                                       ---------------
         (iv)    Total available redemption
                 credits [add Items 5(ii)
                 and 5 (iii)]:                                                                 -$  (3,377,755,556)
         (v)     Net sales -- if Item 5(i) is                                                   -----------------
                 greater than Item 5(iv) [subtract
                 Item 5(iv) from Item 5(i)]:                                                    $               0
                                                                                                -----------------
                 -------------------------------------------------------------------------------
         (vi)    Redemption credits available for use in
                 future years -- if Item 5(i) is less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i)]                  $(3,147,005,607)
                 -------------------------------------------------------------------------------
         (vii)   Multiplier for determining
                 registration fee (See
                 Instruction C.9):                                                              X________________
         (viii)  Registration fee due [multiply
                 Item 5(v) by Item 5(vii)]
                 (enter "0" if no fee is due):                                                 =$               0
                                                                                                -----------------

--------------------------------------------------------------------------------
6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         --------------------.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                +$              0
                                                                                                -----------------

--------------------------------------------------------------------------------
8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:
                                                                                                =$              0
                                                                                                -----------------


--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                 Method of Delivery:
                     [   ] Wire Transfer
                     [   ] Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)*                           /s/ LUCY A. MUCCIO
                                                     -----------------------
                                                         Lucy A. Muccio
                                                         Assistant Treasurer

Date: April 6, 2000